Litigation	12 Months Ended
Dec. 31, 2012
Litigation

25. LITIGATION

Illinois Basin EPA Consent Decree

In September 2006, the United States Department of Justice (“DOJ”), the United States Environmental Protection Agency (“EPA”) and the State of Illinois initiated an enforcement action against us seeking mandatory injunctive relief and potential civil penalties based on allegations that we (and various predecessor companies) were violating the Clean Air Act in connection with the release of hydrogen sulfide gas and volatile organic compounds (“VOC’s”) in the course of our oil producing operations near the towns of Bridgeport, Illinois and Petrolia, Illinois. In June 2007, we entered a consent decree to resolve the enforcement. The consent decree required us to take certain remedial actions to reduce hydrogen sulfide and VOC emissions and monitor the same. The consent decree did not require us to pay any civil fine or penalty, although it does provide for the possible imposition of specified daily fines and penalties for any violation of the terms and conditions of the consent decree.

In January 2010, we submitted certain proposed revisions to a Directed Inspection and Maintenance Plan previously implemented by us pursuant to the terms of the consent decree. In general, the proposed revisions update the plan to reflect changes in hydrogen sulfide control measures and procedures implemented in the field and changes in procedures for responding to resident complaints of hydrogen sulfide odors. The EPA, DOJ and Illinois EPA all approved these revisions.

Settlement Agreement—Illinois Class Action Litigation

We were a defendant in a class action lawsuit filed in the United States District Court for the Southern District of Illinois. This action was commenced in October 2006 by plaintiffs Julia Leib and Lisa Thompson, individually and as putative class representatives on behalf of all persons and non-governmental entities that own property or reside on property located in the towns of Bridgeport and Petrolia, Illinois. The complaint asserted several causes of action, including violation of the Resource Conservation and Recovery Act, Illinois Environmental Protection Act, negligence, private nuisance, trespass, and willful and wanton misconduct.

In December 2009, we entered into a Settlement Agreement and Release (the “Settlement Agreement”) with Leib and Thompson, individually and on behalf of a certified class, to settle the class action lawsuit. Under the terms of the Settlement Agreement, without any admission of liability, we agreed to pay the class a total of $1.9 million. Pursuant to the terms of a pollution liability policy, $1.0 million of the settlement payment was funded by our insurance carrier. Pursuant to the Settlement Agreement, we also agreed to permanently plug four inactive oil wells. In return for the above consideration, each member of the class released all claims against us that in any way related to hydrogen sulfide or other environmental conditions in the class area that were the subject of, or could have been the subject of, the claims alleged in the class action lawsuit. In addition, each class member released any claims related to any future releases of hydrogen sulfide in the class area on the condition that we substantially comply with the terms and conditions of the consent decree describe above in “ Illinois Basin EPA Consent Decree” . The Settlement Agreement did not provide for a release of any potential individual claims of other class members since those claims were not the subject of the class action lawsuit. The Settlement Agreement became effective in April 2010.

Litigation Related to Proposed Oil and Gas Leases in Westmoreland and Clearfield Counties, Pennsylvania

In July 2009, we were named as defendants in a proposed class action lawsuit filed in the Court of Common Pleas of Westmoreland County, Pennsylvania (the “Snyder Case”). The named plaintiffs were five individuals who sued on behalf of themselves and all persons who are alleged to be similarly situated. The complaint in the Snyder Case generally asserted that a binding contract to lease oil and gas property was formed between the Company and each proposed class member when representatives of Duncan Land & Energy, Inc. (“Duncan Land”), a leasing agent that we engaged, presented a form of proposed oil and gas lease to each person, and each person signed the proposed oil and gas lease form and delivered the executed proposed lease to representatives of Duncan Land. We rejected these leases and never signed them. The plaintiffs sought a judgment declaring the rights of the parties with respect to those proposed leases, as well as damages and other relief, together with interest, costs, expenses and attorneys’ fees.

In May 2011, we entered into a Settlement Agreement with respect to these legal proceedings. In July 2011, the court approved the Settlement Agreement, pursuant to which we offered each eligible class member an oil and gas lease, in a form agreed to by the parties, with a prepaid rental of $2,500 per acre for a five-year term with a 15% royalty. We also agreed to pay $30,000 to plaintiffs’ attorneys for the anticipated expenses of administration of the Settlement Agreement. Additionally, we deposited $2.5 million into a fund for distribution to class members and for attorney’s fees, costs and expenses of counsel for the class. The final order regarding the Settlement Agreement dismissed all claims against us with prejudice and without any admission of liability, and provided a release by all class members of all claims against us in connection with the litigation.

In June 2009, we were also named as a defendant in a lawsuit filed in the Court of Common Pleas of Clearfield County, Pennsylvania (the “Liegey Case”). The Liegey Case was brought by eight individuals involving oil and gas leasing activity in Clearfield County, Pennsylvania. The complaint in the Liegey Case asserted similar claims and requests for relief as those made in the Snyder Case described above. In June 2010, we settled the case and in July 2010, the court dismissed the case.

Litigation Related to Proposed Oil and Gas Leases in Clearfield County, Pennsylvania

In October 2011, we were named as defendants in a proposed class action lawsuit filed in the Court of Common Pleas of Clearfield County, Pennsylvania (the “Cardinale Case”). The named plaintiffs are two individuals who have sued on behalf of themselves and all persons who are alleged to be similarly situated. The complaint in the Cardinale Case generally asserts that a binding contract to lease oil and gas interests was formed between the Company and each proposed class member when representatives of Western Land Services, Inc. (“Western”), a leasing agent that we engaged, presented a form of proposed oil and gas lease and an order for payment to each person in 2008, and each person signed the proposed oil and gas lease form and order for payment and delivered the documents to representatives of Western. We rejected these leases and never signed them. The plaintiffs seek a judgment declaring the rights of the parties with respect to those proposed leases, as well as damages and other relief as may be established by plaintiffs at trial, together with interest, costs, expenses and attorneys’ fees.

We filed affirmative defenses and preliminary objections to the plaintiff’s claims, and the parties each made various responsive filings throughout the first quarter of 2012. In May 2012, the trial court dismissed the Cardinale case with prejudice on the grounds that there was no contract formed between us and the plaintiffs. The plaintiffs appealed the dismissal and the parties filed briefs and responses during the second half of 2012. The appeal was argued by the parties in February 2013; however, as of the date of this report, there has been no ruling on the appeal.

In July 2012, counsel for the plaintiffs in the Cardinale case filed two additional lawsuits against us in the Court of Common Pleas of Clearfield County, Pennsylvania: one a proposed class action lawsuit with a different named plaintiff (the “Billotte case”) and another on behalf of a group of individually named plaintiffs (the “Meeker case”). The complaint for the Billotte case contains the same claims as those set forth in the Cardinale case. We have not yet been served with a complaint in the Meeker case, but we believe the claims will also mirror those made in the Cardinale and Billotte cases. It is our understanding that these two additional lawsuits were filed for procedural reasons in light of the dismissal of the Cardinale case. Proceedings in both the Billotte and Meeker cases have been stayed pending the outcome of the appeal in the Cardinale case.

We intend to vigorously defend against each of these claims. Due to the dismissal of the Cardinale case and the uncertainty of the outcome of the appeal, and the similarity of the claims for the Billotte and Meeker cases, we are unable to express an opinion with respect to the likelihood of an unfavorable outcome for any of these cases or provide an estimate of potential losses.